Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Abstract]
Federal income tax rate	21.00%	21.00%
Federal corporate income tax rate	27.00%
Unrecognized net operation loss (in Dollars)	$ 1,886,974
Unrecognized non-capital loss (in Dollars)	$ 675,153
Unrecognized carried forward term	20 years